Note 6 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, Vessel Cost at beginning of the period	$ 2,688,887	$ 2,950,042
Vessel acquisitions and other vessels costs	64,231	2,792
Disposals, transfers and other movements, Vessel Cost	(157,350)	(263,947)
Balance, Vessel Cost at end of the period	2,595,768	2,688,887
Balance, Accumulated Depreciation at beginning of the period	(1,000,602)	(945,392)
Depreciation	(83,178)	(90,917)
Disposals, transfers and other movements, Accumulated Depreciation	67,521	35,707
Balance, Accumulated Depreciation at end of the period	(1,016,259)	(1,000,602)
Balance, Net Book Value at beginning of the period	1,688,285	2,004,650
Depreciation	(83,178)	(90,917)
Vessel acquisitions and other vessels costs	64,231	2,792
Disposals, transfers and other movements, Net Book Value	(89,829)	(228,240)
Balance, Net Book Value at end of the period	$ 1,579,509	$ 1,688,285